Income Taxes Schedule of effective income tax rate reconciliation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Rate	Dec. 31, 2011 Rate
Schedule of Effective Income Tax Rate Reconciliation [Line Items]
Statutory federal income tax rate	34.00%	34.00%
Computed expected tax expense	$ 2,892	$ 2,155
Tax Exempt Interest	(510)	(424)
Increase in cash surrender value of life insurance	(135)	(36)
Tax credits	(597)	(557)
Other	13	(19)
Provision for income taxes	$ 1,663	$ 1,119